Cover Page Document	Oct. 30, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 30, 2026
Entity Registrant Name	PIPER SANDLER COMPANIES
Entity Incorporation, State or Country Code	DE
Entity File Number	001-31720
Entity Tax Identification Number	30-0168701
Entity Address, Address Line One	350 North 5th Street, Suite 1000
Entity Address, City or Town	Minneapolis,
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55401
City Area Code	(612)
Local Phone Number	303-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	PIPR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001230245
Amendment Flag	false